UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               FORM 13F COVER PAGE

                    Report for the Calendar Year or Quarter Ended: 12/31/2006 Check here if Amendment [ ]; Amendment Number:

                          This  Amendment (check only one.):

                               [  ]   is a restatement.
                               [  ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  STRALEM & COMPANY, INC.
       --------------------------
Address:  645 Madison Avenue, New York, New York 10022
         ----------------------------------------------------

Form 13F File Number:  ___________________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:
Reporting  Manager:


Name:  Phillippe E. Baumann
       ----------------------
Title:  Executive Vice President
        --------------------------
Phone:  212-888-8123
        ------------
Signature, Place, and Date of Signing:

/s/  Phillippe E. Baumann
---------------------------
New York, New York
January 25, 2007

Report Type (Check only one):
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

FORM 13F SUMMARY PAGE

REPORT SUMMARY:

Number of Other Included Managers:          0
                                                -

Form 13F Information Table Entry  Total:      40
                                              --
Form 13F Information Table Value Total:     $1,477,824,000(thousands)
                                             -------------
List  of  Other  Included  Managers:
     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
No.     NONE


                                                    STRALEM & COMPANY, INC
                                                          13F REPORT
                                                       AS OF 12/31/2006


ITEM 1:                 ITEM 2:   ITEM 3:    ITEM 4:         ITEM 5:               ITEM 6:               ITEM 7        ITEM 8
                                                                                 INVESTMENT                       VOTING AUTORITY
                                                                                 DISCRETION                          (SHARES)
                        TITLE                FAIR                             (a)    (b)        (c)
                         OF                  MARKET     SHARES OR  SH/PUT/         SHARED-AS   SHARED-   OTHER     (a)  (b)     (c)
NAME OF ISSUER          CLASS    CUSIP NO.  VALUE (IN   PRINCIPAL  PRN/CALL  SOLE  DEFINED IN  OTHER    MANAGERS  SOLE SHARED  NONE
                                            THOUSANDS)  AMOUNT                     INSTR. V
ABBOTT LABORATORIES     COMMON    2824100   39,874,000    818,600    SH        X      0          0               780,400  0   38,200
ALTRIA GROUP            COMMON   2209S103   53,440,000    622,703    SH        X      0          0               584,953  0   37,750
AMERICAN EXPRESS        COMMON   25816109      249,000      4,100    SH        0      0          0                     0  0    4,100
AMEREN CORP             COMMON   23608102   49,787,000    926,616    SH        X      0          0               880,766  0   45,850
AMERICAN INTL GROUP     COMMON   26874107   54,136,000    755,450    SH        X      0          0               710,350  0   45,100
AMGEN INC               COMMON   31162100   17,979,000    263,200    SH        X      0          0               249,200  0   14,000
ANADARKO PETROLEUM      COMMON   32511107   25,298,000    581,300    SH        X      0          0               551,700  0   29,600
APPLERA CORP APPLIED
  BIOS                  COMMON   38020103      440,000     12,000    SH        0      0          0                     0  0   12,000
AT&T                    COMMON  00206R102      282,000      7,896    SH        0      0          0                     0  0    7,896
AUTOMATIC DATA          COMMON   53015103      532,000     10,800    SH        0      0          0                     0  0   10,800
BERKSHIRE HATHAWAY      COMMON   84670207      550,000        150    SH        0      0          0                     0  0      150
CATERPILLAR, INC        COMMON  149123101   43,115,000    703,000    SH        X      0          0               665,600  0   37,400
CHEVRON                 COMMON  166751107   66,981,000    910,941    SH        X      0          0               859,591  0   51,350
CISCO SYSTEMS           COMMON  17275R102   50,734,000  1,856,365    SH        X      0          0             1,744,165  0  112,200
CON EDISON              COMMON  209115104   50,344,000  1,047,316    SH        X      0          0               992,316  0   55,000
DEVON ENERGY            COMMON  25179M103   60,795,000    906,310    SH        X      0          0               854,910  0   51,400
EASTMANN CHEMICAL       COMMON  277432100   61,264,000  1,032,950    SH        X      0          0               981,150  0   51,800
EMERSON ELECTRIC        COMMON  291011104   54,471,000  1,235,450    SH        X      0          0             1,158,550  0   76,900
HOME DEPOT              COMMON  437076102   47,855,000  1,191,617    SH        X      0          0             1,128,917  0   62,700
INGERSOLL-RAND CO CL A  COMMON  G4776G101   47,823,000  1,222,150    SH        X      0          0             1,154,450  0   67,700
INTEL CORPORATION       COMMON  458140100   37,232,000  1,838,625    SH        X      0          0             1,742,425  0   96,200
JOHNSON & JOHNSON       COMMON  478160104   38,232,000    579,094    SH        X      0          0               550,894  0   28,200
L3 COMMUNICATIONS       COMMON  502424104   50,479,000    617,250    SH        X      0          0               584,150  0   33,100
LOEWS CORP              COMMON  540424108   59,993,000  1,446,650    SH        X      0          0             1,353,050  0   93,600
MCDONALDS               COMMON  580135101   60,409,000  1,362,719    SH        X      0          0             1,277,319  0   85,400
MEDTRONIC               COMMON  585055106   18,763,000    350,640    SH        X      0          0               332,440  0   18,200
MICROSOFT               COMMON  594918104   41,451,000  1,388,176    SH        X      0          0             1,314,176  0   74,000
OCCIDENTAL PETROLEUM    COMMON  674599105   31,292,000    640,834    SH        X      0          0               603,434  0   37,400
PEPSICO                 COMMON  713448108      475,000      7,600    SH        0      0          0                     0  0    7,600
PFIZER INC              COMMON  717081103   36,854,000  1,422,929    SH        X      0          0             1,357,229  0   65,700
PINNACLE WEST CAPITAL   COMMON  723484101   57,133,000  1,127,100    SH        X      0          0             1,061,000  0   66,100
PROCTER & GAMBLE        COMMON  742718109      643,000     10,000    SH        0      0          0                     0  0   10,000
PROGRESS ENERGY         COMMON  743263105   52,107,000  1,061,666    SH        X      0          0             1,006,066  0   55,600
SOUTHERN CO             COMMON  842587107   51,675,000  1,401,925    SH        X      0          0             1,327,825  0   74,100
SUNOCO                  COMMON  86764P109   51,001,000    817,850    SH        X      0          0               765,650  0   52,200
UNITED HEALTH GROUP
  INC                   COMMON  91324P102   51,786,000    963,810    SH        X      0          0               915,010  0   48,800
VERIZON COMMUNICATIONS  COMMON  92343V104   53,927,000  1,448,100    SH        X      0          0             1,368,100  0   80,000
WAL MART                COMMON  931142103      480,000     10,400    SH        0      0          0                     0  0   10,400
WELLS FARGO             COMMON  949746101      619,000     17,400    SH        0      0          0                     0  0   17,400
WHIRLPOOL               COMMON  963320106   57,324,000    690,482    SH        X      0          0               650,282  0   40,200

                                         1,477,824,000 31,312,164